Loans and Allowance for Loan Losses - Summary of Risk Category of Loans by Class of Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 1,261,928	$ 1,249,074	$ 1,110,446
Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total loans	101,240	91,908	89,409
Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans	500,051	496,039	501,798
Real Estate | Single-family Residential Mortgages
Accounts Notes And Loans Receivable [Line Items]
Total loans	267,591	248,940	156,428
Commercial | Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	278,393	280,766	203,843
Commercial | SBA
Accounts Notes And Loans Receivable [Line Items]
Total loans	114,653	131,421	158,968
Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,232,993	1,214,258	1,044,172
Pass | Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total loans	100,954	91,619	87,174
Pass | Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans	478,059	469,422	475,499
Pass | Real Estate | Single-family Residential Mortgages
Accounts Notes And Loans Receivable [Line Items]
Total loans	267,591	248,940	136,206
Pass | Commercial | Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	277,678	277,518	194,227
Pass | Commercial | SBA
Accounts Notes And Loans Receivable [Line Items]
Total loans	108,711	126,759	151,066
Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,659	23,208	22,378
Special Mention | Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total loans			1,932
Special Mention | Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,464	19,070	4,562
Special Mention | Real Estate | Single-family Residential Mortgages
Accounts Notes And Loans Receivable [Line Items]
Total loans			13,950
Special Mention | Commercial | Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	195	2,360
Special Mention | Commercial | SBA
Accounts Notes And Loans Receivable [Line Items]
Total loans		1,778	1,934
Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	19,811	9,033	37,763
Substandard | Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans	15,421	5,416	19,484
Substandard | Real Estate | Single-family Residential Mortgages
Accounts Notes And Loans Receivable [Line Items]
Total loans			6,272
Substandard | Commercial | Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	520	888	9,616
Substandard | Commercial | SBA
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,870	2,729	2,391
Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,465	2,575	6,133
Impaired | Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total loans	286	289	303
Impaired | Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,107	2,131	2,253
Impaired | Commercial | SBA
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 2,072	$ 155	$ 3,577